Share-based Compensation (Share Awards to Co-Chief Executive Officer of NQ Mobile Inc.) (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	May 08, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	Jan. 08, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	Dec. 31, 2012 Other Share Awards [Member] Restricted Shares [Member] Co-CEO of NQ Mobile [Member]	May 08, 2012 Other Share Awards [Member] NQ Global Shares [Member] Co-CEO of NQ Mobile [Member]	Feb. 29, 2012 Other Share Awards [Member] NQ Global Shares [Member] Co-CEO of NQ Mobile [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	47,973,506	1,075,000		9,000,000	10,000,000
Number of shares granted, subject to service condition				3,500,000	6,000,000
Vesting period					4 years			4 years
Proportion of shares vested on first-year anniversary of vesting commencement date					25.00%			25.00%
Proportion of shares vested each month over remaining period thereafter					0.020833
Remaining period thereafter					3 years
Number of shares granted, subject to either performance or market condition				5,500,000	4,000,000
Percentage of equity interest granted								15.00%
Share-based compensation expense						$ 12,330,000		$ 451,000
Percentage of equity interest granted but then cancelled							15.00%
Requisite service period				4 years
Incremental compensation expense due to plan modification				14,019,000
Number of shares that become vested and non-forfeitable, upper range limit				11,875,000
Number of shares vested	2,992,985	0	2,521,755
Unrecognized compensation expense			$ 11,134,000			$ 11,134,000